Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Debt-to-Equity Ratio (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Debt-to-Equity Ratio [Abstract]
Total debts	RM 23,266,731	$ 5,204,619	RM 22,862,227
Total equity	RM 385,893,045	$ 86,321,816	RM 92,969,863	RM 24,274,514	RM 19,363,243
Debt-to-equity %	6.02%	6.02%	24.59%